Consolidated Statements of Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Non-controlled/non-affiliated investments, at fair value (amortized cost of $3,158,601 and $2,939,646 at September 30, 2023 and December 31, 2022, respectively)	$ 2,873,588	$ 2,387,374
Cash	81,215	74,153
Deferred financing costs	7,624	11,587
Interest and dividend receivable from non-controlled/non-affiliated investments	20,911	11,740
Subscription receivable	2,556	7,850
Receivable for investments sold/repaid	188	301
Prepaid expenses and other assets	40	268
Total assets	2,986,122	2,493,273
Liabilities
Debt (net of unamortized debt issuance costs of $7,899 and $0 at December 31, 2022 and December 31, 2021, respectively)	1,523,475	1,249,850
Payable to affiliates	2,086	4,431
Financing costs payable		4,234
Dividends payable	33,058	29,691
Management fees payable	1,783	1,306
Income based incentive fees payable	8,118	5,886
Capital gains based incentive fees payable		2,773
Interest payable	17,019	3,281
Accrued expenses and other liabilities	3,278	3,234
Total liabilities	1,588,817	1,304,686
Commitments and Contingencies
Net Assets
Common stock, par value $0.001 (100,000,000 shares authorized and 70,536,678 and 56,838,027 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively)	71	57
Paid-in capital in excess of par value	1,452,013	1,172,748
Net distributable earnings (accumulated losses)	(54,779)	15,782
Total net assets	1,397,305	1,188,587
Total liabilities and net assets	$ 2,986,122	$ 2,493,273
Net asset value per share (in dollars per share)	$ 19.81	$ 20.91
Affiliated Entity
Liabilities
Payable to affiliates	$ 110